Pension obligations (Narrative) (Details) - Pension obligations [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Year	Dec. 31, 2017 USD ($) Year
Statements [Line Items]
Settlement payments from plan assets	$ (120,018)	$ 0
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 15,066
Weighted average duration of defined benefit obligation | Year	17.3	15.8
Return on plan assets, percentage	(2.60%)	11.50%
Active members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation | Year	17.6	18.4
Deferred members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation | Year	14.0	26.9
Retired members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation | Year	10.4	10.2
Actuarial assumption of discount rates [Member]
Statements [Line Items]
Reasonably possible increase in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (16,427)
Reasonably possible decrease in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 18,686
Actuarial assumption of expected rates of salary increases [Member]
Statements [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,927
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,610)
Actuarial assumptions of life expectancy [Member]
Statements [Line Items]
Reasonably possible increase in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,705
Reasonably possible decrease in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,764)